Loans Receivable from Franchisees, Net - Schedule of Loan Receivables from Franchisees (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	$ 1,420,034	$ 1,254,057	$ 801,512
Allowance for expected credit loss	(534,173)	(232,876)
Loan receivables from franchisees, net	885,861	1,021,181
Gao Wenjing [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	54,926	52,691
Wang Shimei [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	54,926	52,691
Zeng Yongjian [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	48,335	46,369
Song Mingfang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	58,588	52,691
Wang Zhiya [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross		52,691
Yu Yang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	58,588	108,896
Yan Tianxiang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	9,521
Wang Xuefeng [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	190,412	182,664
Zheng Yanhai [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	9,521	9,133
Chen Yu [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross		9,133
Zhang Ying [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross		9,133
Wang Hongli [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross		9,133
Ge Xiaoqing [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	117,177
Sheng Xidong [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	9,521
Zhou Guixiang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	68,109
Wang Jia [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	9,521
Meng Hao [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	58,588	52,691
Sun Zhongyao [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	9,521
Wu Yinghan [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	190,412	182,664
Liu Yuping [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	190,412	182,664
Xiao Yang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	19,041	18,266
Shen Yue [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	9,521	9,133
Zhao Zhe [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	9,521	9,134
Shen Huaimei [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	58,588	108,896
Sun Xuqiang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	68,109
Zhu Hongjun [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	58,588
Wang Jingfeng [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross	58,588
Tang Sumei [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross		52,692
Li Ruonan [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees gross		$ 52,692